Revenues	6 Months Ended
Jun. 30, 2023
Revenues [Abstract]
REVENUES

NOTE 6 – REVENUES - Other engineering services in 2023 are mostly in respect of the engineering milestones of the project in Romania (see Note 7 to the annual 2022 finacial statements), which was then terminated.